SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information [Line Items]
Schedule of revenue and gross margin by segment
REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Earnings from operations				$10,114
Total assets				$546,332

	Year ended December 31, 2014
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$476,650	$71,873	$—	$548,523
Cost of goods sold	336,132	33,412	—	369,544
Gross margin	$140,518	$38,461	$—	$178,979
Gross margin %	29.5%	53.5%	—	32.6%
Expenses				185,573
Loss from operations				$(6,594)
Total assets				$515,364

	Year ended December 31, 2013
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$382,016	$59,844	$—	$441,860
Cost of goods sold	266,867	29,352	—	296,219
Gross margin	$115,149	$30,492	$—	$145,641
Gross margin %	30.1%	51.0%	—	33.0%
Expenses				163,305
Loss from operations				$(17,664)
Total assets				$512,000

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2015	2014	2013
Americas	$196,476	$157,803	$135,560
Europe, Middle East and Africa	116,686	87,629	91,839
Asia-Pacific	294,636	303,091	214,461
	$607,798	$548,523	$441,860

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2015	2014
Americas	$15,324	$9,477
Europe, Middle East and Africa	8,171	6,760
Asia-Pacific	5,452	4,480
	$28,947	$20,717